ANNUAL REPORT




State Farm Municipal Bond Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740







                                                      November 30, 1997








This report is not to be distributed unless preceded or accompanied by a prospectus

                     STATE FARM MUNICIPAL BOND FUND, INC.


Dear Shareowner:

        General movements of interest rates over the course of your Fund's fiscal year fell rather distinctly into two periods. Interest rates rose during the first half of the year as the Federal Reserve nudged short-term interest rates a little higher and investors worried that the rapid pace of general U.S economic growth might lead to higher inflation. The last half of 1997 produced declining interest rates while investors contemplated developments in international markets and observed moderate levels of actual inflation.

        At the end of the year, yields on the municipal securities held by your Fund were slightly lower than they were one year ago. The net asset value of the Fund stands at $8.43 versus $8.44 when the 1996 fiscal year closed.
The Fund's total return, which considers the reinvestment of dividends and the change in net asset value, for the year was 5.7%. Typically, one would expect the net asset value to rise somewhat when yields decline. However, that was not the case this year because we choose to manage the portfolio in a way which emphasizes the receipt of tax-exempt investment income rather than capital appreciation. We believe that most shareholders own the Municipal Bond Fund primarily to receive the benefits of a dependable flow of tax-exempt dividend income so have decided to manage the assets accordingly.

        The following graph compares a $10,000 investment in the Municipal Bond Fund over the past ten years to a theoretical investment of the same amount in the Lehman Brothers Municipal Bond Index:

                                              Lehman Municipal
                   Municipal Bond Fund           Bond Index*

        1987            10,000                     10,000
        1988            11,011                     11,063
        1989            12,158                     12,281
        1990            13,104                     13,227
        1991            14,315                     14,584
        1992            15,603                     16,046
        1993            17,031                     17,826
        1994            16,593                     16,890
        1995            18,951                     20,082
        1996            19,940                     21,263
        1997            21,072                     22,884

* The Lehman Brothers Municipal Bond Index includes approximately 21,000 municipal bonds which are selected to be representative of the market. To be included in the Index, a municipal bond must meet the following criteria: have a minimum credit rating of Baa; have been issued as part of an issue of least $50 million; have an amount outstanding of least $3 million; have been issued within the last five years; and have a maturity of at least one year.

  The Lehman Brothers Index represents unmanaged groups of bonds that differ from the composition of the Municipal Bond Fund. Unlike an investment in the Municipal Bond Fund, a theoretical investment in the Index does not reflect expenses.

        A major factor affecting money and capital markets since July has been the currency turmoil in Asian countries. As the currencies of developing Asian countries have plunged, stock markets in several of the countries have plummeted 50-60% this year in U.S. dollar terms. Bond markets in these countries have also suffered substantial declines while interest rates rose and financial difficulties intensified. The turbulence in the world's financial markets has caused an increased demand for U.S. Treasury securities as investors seek safety.

        Despite municipal securities trading only in U.S. markets, the international situation has affected the municipal market indirectly. Municipal bonds are regularly compared to U.S. Treasury securities to judge their relative attractiveness as an investment. The demand for U.S. Treasury securities has resulted in their yields recently declining more than those of municipal bonds. Consequently, the yield of a high quality municipal bond maturing in 20 years is now around 85% of that of a U.S. Treasury bond having a comparable maturity. This ratio had been hovering around the 80% level for most of 1996 and 1997. Over the last couple of years property and casualty insurance companies had been the principal buyers of municipal bonds, but we are now seeing an increase in demand from other investors. The higher relative yield of municipal bonds available presently is surely a part of the reason for the heightened demand.

        The composition of your Fund's investments has not changed much since last November. Municipal bonds purchased over the last year had maturities ranging from 12-15 years. Good quality bonds dominate the portfolio. About 82% of the long-term assets are rated AA or better, and another 6% are not rated but are considered to be of equivalent quality since those issues are backed by U.S. Treasury securities. The entire portfolio of the Fund falls into the top three rating categories when the aforementioned issues are included at appropriate equivalent ratings. The average weighted maturity of the Fund's portfolio is approximately 7.25 years with all maturities spread out over the next 15 years.

        An intermediate maturity structure has been the orientation of the Fund's portfolio for several years. Such a structure seems particularly appropriate at the moment since bonds with an intermediate maturity provide about 80-85% of the yield available from bonds with long maturities.

        As always, we encourage you to view your investment in the Fund as a genuinely long-term commitment and to accept market volatility as an inevitable consequence of owning a municipal bond fund. The high quality investments of the Fund should provide a dependable flow of dividend income through all types of markets.

        The Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

                                  Sincerely,


                          /s/ Kurt G. Moser       /s/ Julian R. Bucher

                          Kurt G. Moser           Julian R. Bucher
                          Vice President          Vice President

                          December 18, 1997

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Shareowners
State Farm Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Farm Municipal Bond Fund, Inc. as of November 30, 1997, the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Farm Municipal Bond Fund, Inc. at November 30, 1997, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1988, in conformity with generally accepted accounting principles.

                                                 ERNST & YOUNG LLP




Chicago, Illinois
December 12, 1997

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997

                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                                          LONG-TERM MUNICIPAL BONDS (96.4%):
                        SECURED BY U.S. TREASURY OBLIGATIONS (17.4%):
     $     45,000       San Antonio, Texas Water System Rev. Refunding Bonds, Ser. 1992, 5.80%,
                        5-15-1999 (Escrowed to maturity)                                               Aaa     $       46,151
          500,000       Orlando Utilities Commission, Florida Water and Electric Rev., Ser. 1983,
                        9.60%, 10-1-1999 (Escrowed to maturity)                                        Aaa            548,975
        2,000,000       State of Washington Motor Vehicle Fuel Tax General Obligation Bonds
                        (State Route 90), Ser. CC-8, 7.10%, 3-1-2000 (Prerefunded to 3-1-1999
                        @ 100)                                                                         Aaa          2,077,860
        1,000,000       State of Texas Public Finance Authority General Obligation Bonds, Ser.
                        1990A, 7.00%, 10-1-2000 (Prerefunded to 10-1-1999 @ 100)                       AA           1,051,380
        2,840,000       Washington Suburban Sanitary District of Maryland, General Obligation
                        Bonds, 7.00%, 12-1-2001 (Prerefunded to 12-1-1998 @ 102)                       Aaa          2,982,880
        2,250,000       Pima County, Arizona Unified School District No. 1, Tucson School
                        Improvement Bonds, Ser. 1990 B, 6.90%, 7-1-2002 (Prerefunded
                        to 7-1-2000 @ 101)                                                             A            2,422,688
        3,000,000       Tempe Union High School District No. 213, Maricopa County, Arizona
                        School Improvement General Obligation Bonds, Project of 1989, Ser.
                        1992B, 5.875%, 7-1-2002 (Prerefunded to 7-1-2001 @ 101)                        A+           3,186,690
          475,000       Johnson County Water District No. 1, Kansas Water Rev., Ser. 1982A,
                        10.25%, 8-1-2002 (Escrowed to maturity)                                        Aaa            586,102
        3,500,000       Milwaukee, Wisconsin Metropolitan Sewerage District General Obligation
                        Capital Purpose Bonds, Ser. 1990A, 6.70%, 10-1-2002 (Escrowed to
                        Maturity)                                                                      NR           3,857,315
        1,885,000       Federal Way School District No. 210, King County, Washington Unlimited
                        Tax General Obligation Refunding Bonds, Series 1987, 6.75%, 12-1-2002
                        (Prerefunded to 12-1-97 @ 100)                                                 A1           1,885,754
          900,000       Metropolitan Government of Nashville and Davidson County, Tennessee
                        Water and Sewer Rev., Ser. 1982, 10.50%, 12-1-2002 (Prerefunded
                        to 12-1-1997 @ 100)                                                            Aaa            900,810
        3,000,000       City of Lakeland, Florida Electric and Water Rev., Ser. 1989, 6.90%,
                        10-1-2003 (Prerefunded to 10-1-1999 @ 102)                                     Aa           3,207,330
        2,620,000       Cherry Creek School District No. 5, Arapahoe County,
                        Colorado General Obligation Improvement Bonds, Ser. 1990, 7.00%,
                        12-15-2003 (Prerefunded to 12-15-2000 @ 101)                                   Aa2          2,857,424
        2,000,000       Jefferson County, Colorado School District No. R-1 General Obligation Bonds,
                        Ser., 1992, 5.75%, 12-15-2003 (Prerefunded to 12-15-2002 @ 101)                Aaa          2,148,420
        2,000,000       Fargo, North Dakota Water Revenue of 1993, 5.00%, 1-1-2004
                        (Escrowed to Maturity)                                                         Aaa          2,065,640
        2,000,000       City of Grand Rapids, Michigan Water Supply System Improvement Rev.
                        Bonds, Ser. 1988, 7.70%, 1-1-2004 (Prerefunded to 1-1-1998 @ 102)              Aaa          2,047,300
        2,000,000       Jackson, Mississippi General Obligation Bonds, Ser. 1988, 7.50%, 5-1-2004
                        (Prerefunded to 5-1-1998 @ 100)                                                NR           2,030,680
        3,500,000       City of Los Angeles, California Wastewater System Rev. Bonds, Ser. 1990 B,
                        6.90%, 6-1-2004 (Prerefunded to 6-1-2000 @ 102)                                Aaa          3,803,800

                                      5

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                        SECURED BY U.S. TREASURY OBLIGATIONS (Continued)

     $  3,000,000       Omaha Public Power District of Nebraska, Electric Systems Rev., Ser. A,
                        6.70%, 2-1-2005 (Prerefunded to 2-1-2000 @ 101.5)                              AA      $    3,200,790
        2,500,000       King County, Washington, Health Care Capital Improvement Bonds
                        (Harborview Project), Ser. 1988 B, 7.30%, 12-1-2005 (Prerefunded to
                        12-1-1998 @ 100)                                                               NR           2,582,400
        1,900,000       Fort Worth Independent School District, Texas School Building Unlimited
                        Tax Bonds, Ser. 1989, 6.75%, 2-15-2006 (Prerefunded to
                        2-15-1999 @ 100)                                                               AAA          1,963,745
        2,600,000       Washington Public Power Supply System Nuclear Project No. 1,
                        Rev. Refunding Bonds, Ser. 1989A, 7.50%, 7-1-2007
                        (Prerefunded to 7-1-1999 @ 102)                                                Aaa          2,784,756
        2,000,000       State of Texas Public Financial Authority General Obligation Bonds, Ser.
                        1988A, 6.50%, 10-1-2007 (Prerefunded to 10-1-1998 @ 100)                       AA           2,043,260
        1,500,000       Washington Public Power Supply System Nuclear Project No. 2, Rev.
                        Refunding Bonds, Ser. 1990 A, 7.625%, 7-1-2008 (Prerefunded to
                        7-1-2000 @ 102)                                                                Aaa          1,653,180
        6,000,000       Omaha Public Power District, Nebraska Electric System Revenue Bonds,
                        1992, Series B, 6.15%, 2-1-2012 (Escrowed to Maturity)                         Aa2          6,686,640
                                                                                                               --------------
                                                                                                                   58,621,970
                        GENERAL OBLIGATIONS (58.9%):

        1,100,000       Stillwater, Minnesota Independent School District #834, General
                        Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1998                   Aaa          1,104,752
        3,000,000       Scottsdale Unified School District No. 48 of Maricopa County, Arizona
                        Refunding Bonds, Ser. 1991, 6.75%, 7-1-1998                                    Aa2          3,051,750
        1,350,000       Stillwater, Minnesota Independent School District #834, General
                        Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1999                   Aaa          1,386,234
          400,000       State of California, Variable Purpose General Obligation Bonds, 9.00%,
                        4-1-1999                                                                       A1             426,104
          150,000       Oregon Veterans' Welfare General Obligation Bonds, Ser. LXIV, 9.00%,
                        4-1-1999                                                                       Aa2            159,810
        2,500,000       Austin Independent School District, Texas Unlimited Tax Refunding
                        Bonds, Ser. 1991, 6.20%, 8-1-1999                                              Aaa          2,590,000
        1,000,000       State of Texas Public Finance Authority General Obligation Bonds, Ser.
                        1990A, 7.00%, 10-1-1999                                                        Aa2          1,053,390
        3,000,000       Washington Suburban Sanitary District, Maryland Water Supply Refunding
                        Bonds of 1991, 6.00%, 11-1-1999                                                Aa1          3,113,130
          200,000       Charleston, Illinois Water Works Improvement Bonds, 8.00%, 1-1-2000            A              214,718
        3,000,000       State of California Various Purpose General Obligation Bonds, 5.90%, 2-1-2000  A1           3,114,510
        2,500,000       DuPage Water Commission, Illinois General Obligation Water Refunding
                        Bonds, Ser. 1992, 5.85%, 3-1-2000                                              Aaa          2,592,400
        1,000,000       State of Texas Veterans' Land Board General Obligation Bonds, Ser. 1984,
                        9.00%, 12-1-2000                                                               Aa2          1,095,210
        1,885,000       Anoka County, Minnesota General Obligation Capital Improvement
                        Refunding Bonds, Ser. 1992C, 5.20%, 2-1-2001                                   A1           1,941,022


                                      6

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                GENERAL OBLIGATIONS (Continued)

     $  1,200,000       Shelby County, Tennessee General Obligation Refunding Bonds, 1992
                        Ser. B, 5.20%, 3-1-2001                                                        Aa2     $    1,238,016
          400,000       State of California General Obligation Veterans Bonds, Ser. AL, 9.60%,
                        4-1-2001                                                                       A1             467,056
        2,200,000       City and County of Honolulu, Hawaii General Obligation Refunding
                        Bonds, 1992 Ser. 1, 5.60%, 6-1-2001                                            Aa2          2,296,712
        2,000,000       School District of Leon County, Florida General Obligation Refunding
                        Bonds, Ser. 1991, 5.85%, 7-1-2001                                              A1           2,114,500
        2,000,000       Howard County, Maryland Consolidated Public Improvement Refunding
                        Bonds, Ser. 1991B, 5.80%, 8-15-2001                                            Aaa          2,116,760
        2,110,000       State of Nevada General Obligation (Limited Tax) Hoover Uprating
                        Refunding Bonds, Ser. 1992, 6.00%, 10-1-2001                                   Aa2          2,246,580
          900,000       Monroe County Jail, Indiana, First Mortgage Refunding Bonds, Series
                        1993, 4.90%, 1-1-2002                                                          A1             916,668
        1,535,000       Columbus, Ohio Sewer Improvement No. 27 Refunding Bonds, Ser. 1991,
                        5.90%, 2-15-2002                                                               Aaa          1,635,435
        1,000,000       Williamson County, Tennessee Public Works Refunding Bonds, Ser. 1992,
                        5.65%, 3-1-2002                                                                Aa1          1,054,400
        1,500,000       City of Tulsa, Oklahoma General Obligation Refunding Bonds of 1993,
                        5.05%, 6-1-2002                                                                Aa2          1,550,055
          925,000       Monroe County Jail, Indiana First Mortgage Refunding Bonds, Series 1993,
                        4.90%, 7-1-2002                                                                A1             944,018
        2,100,000       Jackson Public School District, Mississippi General Obligation School
                        Bonds, Ser. 1992, 5.80%, 7-1-2002                                              A1           2,228,247
        1,000,000       Pima County, Arizona General Obligation Refunding Bonds, Ser. 1992,
                        6.30%, 7-1-2002                                                                Aa           1,086,050
        1,500,000       County of Ramsey, Minnesota General Obligation Capital Improvement
                        Refunding Bonds, Ser. 1992C, 5.40%, 12-1-2002                                  Aaa          1,577,835
        1,505,000       Anchorage, Alaska General Obligation General Purpose Refunding Bonds,
                        4.60%, 2-1-2003                                                                Aaa          1,517,341
        2,000,000       Lake County, Illinois Forest Preserve District General Obligation
                        Refunding Bonds, Ser. 1992B, 5.70%, 2-1-2003                                   Aa2          2,122,940
        1,050,000       Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.15%,
                        5-1-2003                                                                       Aa2          1,091,234
        2,000,000       Nashville and Davidson County, Tennessee General Obligation Refunding
                        Bonds of 1993, 5.00%, 5-15-2003                                                Aa2          2,062,640
        2,000,000       State of Illinois General Obligation Refunding Bonds, Series of June 1993,
                        5.00%, 6-1-2003                                                                Aa3          2,057,180
        1,500,000       Municipality of Anchorage, Alaska 1993 General Obligation Refunding
                        School Bonds, Series B, 4.90%, 9-1-2003                                        Aaa          1,538,490
        2,000,000       Texas Public Finance Authority, State of Texas General Obligation
                        Refunding Bonds, Ser. 1992A, 5.70%, 10-1-2003                                  Aa2          2,141,140
        2,000,000       State of Wisconsin General Obligation Refunding Bonds of 1993, Series 1,
                        5.30%, 11-1-2003                                                               Aa2          2,098,320
        2,000,000       State of Wisconsin General Obligation Refunding Bonds of 1993, Series 3,
                        4.75%, 11-1-2003                                                               Aa2          2,041,360

                                      7

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                        GENERAL OBLIGATIONS (Continued)

     $  2,520,000       Federal Way School District No. 210, King County, Washington Unlimited
                        Tax General Obligation and Refunding Bonds, Series 1993, 5.25%, 12-1-2003      Aaa     $    2,633,450
        2,025,000       County of DuPage, Illinois General Obligation Refunding Bonds (Alternate
                        Rev. Source - Stormwater Project), 5.10%, 1-1-2004                             Aaa          2,095,612
        2,000,000       Indianapolis, Indiana Local Public Improvement Bond Bank, Series 1993A
                        Bonds, 5.25%, 1-10-2004                                                        Aaa          2,082,640
        2,100,000       Cherokee County School Systems, Georgia General Obligation School
                        Series 1993, 4.90%, 2-1-2004                                                   A1           2,153,865
        2,300,000       Osseo Area Schools, Minnesota, General Obligation Refunding Bonds,
                        Series 1993, 4.60%, 2-1-2004                                                   A1           2,324,518
        2,300,000       Indianapolis, Indiana Local Public Improvement Bond Bank Refunding
                        Bonds, Series 1993 B, 4.70%, 2-15-2004                                         Aaa          2,322,080
        1,600,000       County of Buncombe, North Carolina Refunding Bonds, Series 1993,
                        5.10%, 3-1-2004                                                                Aa2          1,663,296
        1,050,000       Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.25%,
                        5-1-2004                                                                       Aa2          1,093,176
        2,000,000       Davis County School District, Davis County, Utah General Obligation
                        Refunding Bonds, Series 1993A, 4.50%, 6-1-2004                                 Aaa          2,007,840
        2,000,000       Alachua County School District, Alachua County, Florida General
                        Obligation Refunding Bonds, Series 1994, 4.50%, 7-1-2004                       Aaa          2,015,820
        2,000,000       Deer Valley Unified School District No. 97 of Maricopa County, Arizona
                        School Improvement Bonds, Project of 1992, Series A (1993), 5.125%,
                        7-1-2004                                                                       Aaa          2,085,660
        1,205,000       DeKalb County School District, Georgia General Obligation Refunding
                        Bonds, Series 1993, 5.10%, 7-1-2004                                            Aa           1,252,091
        1,000,000       Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                        School Improvement Bonds, Ser. 1990A, 7.10%, 7-1-2004                          A1           1,150,320
        1,540,000       Joint School District No. 2, Ada and Canyon Counties, Idaho, General
                        Obligation School Bonds, Series 1994, 5.00%, 7-30-2004                         Aa           1,597,381
        3,215,000       State of Minnesota General Obligation State Refunding Bonds, 5.125%,
                        8-1-2004                                                                       Aaa          3,332,476
        2,000,000       Harris County, Texas Road and Refunding Bonds, Series 1993, 4.70%,
                        10-1-2004                                                                      Aa2          2,035,040
        2,000,000       City of Seattle, Washington Unlimited Tax General Obligation Refunding
                        Bonds, 1993, 4.80%, 12-1-2004                                                  Aa1          2,034,740
        1,800,000       Nashville and Davidson County, Tennessee General Obligation Refunding
                        Bonds of 1993, 5.00%, 5-15-2005                                                Aa2          1,858,842
        1,625,000       Charleston County, South Carolina General Obligation Bonds of 1994
                        (ULT), 5.40%, 6-1-2005                                                         Aa3          1,721,606
        1,100,000       Municipality of Anchorage, Alaska 1994 General Obligation School Bonds,
                        5.40%, 7-1-2005                                                                Aaa          1,159,444
        2,000,000       Oklahoma City, Oklahoma General Obligation Refunding Bonds, Series
                        1993, 5.30%, 8-1-2005                                                          Aa2          2,108,120
        1,600,000       Natrona County, Wyoming School District No. 1 General Obligation
                        Bonds, Ser. 1994, 5.45%, 7-1-2006                                              Aaa          1,677,488
        2,340,000       City of Phoenix, Arizona General Obligation Refunding Bonds, Ser. 1993 A,
                        5.30%, 7-1-2006                                                                Aa1          2,472,140
        2,125,000       Southwest Allen, Indiana High School Building Corp., 1st Mortgage
                        Refunding Bonds, Series 1996B, 4.85%, 7-15-2006                                Aaa          2,154,835
        2,000,000       State of California Various Purpose General Obligation Bonds, 6.00%,
                        10-1-2006                                                                      A1           2,218,360

                                      8

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                        GENERAL OBLIGATIONS (Continued)

     $  3,215,000       Forsyth County School District, Georgia, General Obligation Bonds, Series
                        1995, 5.05%, 7-1-2007                                                          Aaa     $    3,323,571
        2,000,000       Arapahoe County School District #6, Colorado, Littleton Public Schools
                        General Obligation Improvement Bonds, Series 1995A, 5.00%, 12-1-2007           Aa           2,066,860
        2,780,000       Salt Lake County, Utah General Obligation Jail Bonds, Series 1995, 5.00%,
                        12-15-2007                                                                     Aaa          2,865,374
        2,355,000       Carrollton-Farmers Branch Independent School District (Dallas and
                        Denton Counties, Texas) School Building Unlimited Tax Bonds, Series
                        1996, 5.20%, 2-15-2008                                                         Aaa          2,423,978
        2,000,000       State of Wisconsin General Obligation Bonds of 1995, Series A, 6.00%,
                        5-1-2008                                                                       Aa2          2,154,900
        2,000,000       State of Florida, State Board of Education, Public Education Capital Outlay
                        Refunding Bonds, 1995 Series C, 5.125%, 6-1-2008                               Aa2          2,059,060
        1,000,000       Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                        School Improvement Bonds, Ser. 1994A, 7.10%, 7-1-2008                          A1           1,196,610
        1,700,000       State of South Carolina General Obligation State Highway Bonds, Series
                        1995, 5.10%, 8-1-2008                                                          Aaa          1,760,316
        3,000,000       State of Texas Public Finance Authority General Obligation Refunding
                        Bonds, Series 1996B, 5.40%, 10-1-2008                                          Aa2          3,145,950
        4,000,000       County of Wake, North Carolina, General Obligation School Bonds,
                        Series 1997, 4.90%, 3-1-2009                                                   Aaa          4,049,480
        1,200,000       Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                        School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2009                          A1           1,431,444
        3,590,000       State of Georgia, General Obligation Bonds, 1996 C, 6.25%, 8-1-2009            Aaa          4,075,117
        1,700,000       State of South Carolina General Obligation State Highway Bonds, Series
                        1995, 5.25%, 8-1-2009                                                          Aaa          1,766,572
        4,000,000       City and County of Honolulu, Hawaii, General Obligation Bonds,
                        Series 1996A, 5.40%, 9-1-2009                                                  Aaa          4,168,840
        4,000,000       State of Illinois, General Obligation Bonds, Series September 1996,
                        5.45%, 9-1-2009                                                                Aaa          4,185,400
        4,250,000       Mesa Unified School District No. 4 of Maricopa County, Arizona,
                        School Improvement Bonds, Project of 1995, Series D (1997),
                        4.75%, 7-1-2010                                                                Aaa          4,190,415
        2,500,000       Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                        School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2010                          A1           2,989,000
        2,500,000       State of Wisconsin General Obligation Refunding Bonds of 1993, Ser. 2,
                        5.125%, 11-1-2010                                                              Aa2          2,565,375
        2,540,000       Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
                        General Obligation Bonds, Series 1996, 5.30%, 12-1-2010                        Aaa          2,620,035
        3,000,000       State of Hawaii General Obligation Bonds of 1992, Series BW, 6.375%, 3-1-2011  Aa3          3,421,290
        5,000,000       State of Louisiana, General Obligation Bonds, Series 1997A, 5.375%, 4-15-2011  Aaa          5,156,600
        3,800,000       Northville Public Schools, Michigan, 1997 Sch. Bldg. & Site & Ref., 5.10%,
                        5-1-2011                                                                       Aaa          3,810,564
        2,000,000       Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
                        Oregon, General Obligation Bonds, Series 1995, 5.55%, 6-1-2011                 A1           2,065,700
        2,000,000       State of Georgia, General Obligation Bonds, Series 1995C, 5.70%, 7-1-2011      Aaa          2,161,500
        1,125,000       The State of Delaware General Obligation Bonds, Series 1994B, 6.00%,12-1-2011  Aa1          1,199,756
        3,000,000       State of Georgia General Obligation Bonds, Series 1995B, 5.75%, 3-1-2012       Aaa          3,249,600
        3,000,000       State of Georgia, General Obligation Bonds, 1997A, 6.25%, 4-1-2012             Aaa          3,403,620
        5,000,000       State of Ohio, Full Faith & Credit General Obligation Infrastructure
                        Improvement Bonds, Series 1997, 5.35%, 8-1-2012                                Aa1          5,153,100
        4,500,000       State of Washington General Obligation Bonds, Series 1993A, 5.75%, 10-1-2012   Aa1          4,865,175
        1,125,000       The State of Delaware General Obligation Bonds, Series 1994B, 6.00%, 12-1-2012 Aa1          1,205,280
                                                                                                               --------------
                                      9                                                                           197,967,329

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                        MUNICIPAL REVENUE (19.2%):

     $  2,000,000       City of St. Petersburg, Florida Public Utility Refunding
                        Rev. Bonds, Ser. 1991, 6.10%, 10-1-1998                                        Aa      $    2,037,380
        3,000,000       City of Colorado Springs, Colorado Utilities System Refunding Rev., Ser
                        1991A, 6.10%, 11-15-1998                                                       Aa2          3,063,870
        1,445,000       San Antonio, Texas Water System Rev. Refunding Bonds, Ser. 1992, 5.80%,
                        5-15-1999                                                                      Aaa          1,481,747
        1,250,000       Washington Public Power Supply System Nuclear Project No.3, Refunding
                        Rev. Bonds, Ser. 1991A, 6.25%, 7-1-2000                                        Aa1          1,310,800
        1,250,000       State of New York Power Authority General Purpose Bonds, Ser. Z, 6.00%,
                        1-1-2001                                                                       Aa2          1,316,875
        1,400,000       San Diego County Water Authority Water Rev. Certificates of Participation,
                        Ser. 1991A, 6.00%, 5-1-2001                                                    Aa           1,482,432
        2,000,000       Nashville and Davidson County, Tennessee Electric System Rev. Bonds,
                        1992 Series B, 5.50%, 5-15-2002                                                Aa           2,100,760
        1,000,000       Washington Public Power Supply System Nuclear Project No.1, Rev. Refunding
                        Bonds, Ser. 199OC, 7.70%, 7-1-2002                                             Aa1          1,133,050
        1,080,000       Charleston, South Carolina Waterworks and Sewer Systems Rev. Refunding Bonds,
                        Ser. 1986A, 6.90%, 1-1-2003                                                    A1           1,098,878
        2,000,000       City of Des Moines, Iowa Sewer Rev. Bonds, Ser. 1992D, 6.00%, 6-1-2003         Aaa          2,130,540
        2,500,000       City of Albuquerque, New Mexico Joint Water and Sewer Refunding Rev. Bonds,
                        Ser. 1990B, 7.00%, 7-1-2003                                                    Aa3          2,715,300
        2,000,000       Washington Public Power Supply System, Nuclear Project No.3 Refunding
                        Revenue Bonds, Series 1993C, 4.80%, 7-1-2003                                   Aa1          2,026,360
        2,000,000       City of Lincoln, Nebraska, Water Revenue and Refunding Bonds, Series 1993,
                        4.90%, 8-15-2003                                                               Aa2          2,056,060
        2,850,000       City of Lincoln, Nebraska, Electric System Revenue Refunding Bonds,
                        1993 Series A, 4.70%, 9-1-2003                                                 Aa           2,900,189
        1,500,000       Nashville and Davidson County, Tennessee Water and Sewer Revenue
                        Refunding Bonds, Series 1993, 4.90%, 1-1-2004                                  Aaa          1,540,470
        1,710,000       Southern Minnesota Municipal Power Agency, Power Supply System
                        Revenue Bonds, Series 1993 B, 4.60%, 1-1-2004                                  A2           1,708,136
        1,500,000       Municipal Electric Authority of Georgia General Power Rev. Bonds,
                        1993A Series, 5.00%, 1-1-2004                                                  A3           1,529,925
        2,000,000       City of Dallas, Texas Waterworks and Sewer System Rev. Refunding Bonds,
                        Series 1993, 4.90%, 4-1-2004                                                   Aa2          2,042,300
        2,045,000       City of Iowa City, Johnson County, Iowa Sewer Rev. Bonds, 5.875%, 7-1-2004     Aaa          2,165,287
        2,000,000       City of Jackson, Mississippi Water and Sewer System Rev. Refunding Bonds,
                        Series 1993-A, 4.85%, 9-1-2004                                                 Aaa          2,046,160
        1,685,000       Hampton Roads Sanitation District, Virginia Wastewater Refunding and
                        Capital Improvement Revenue Bonds, Series 1993, 4.70%, 10-1-2004               Aa           1,714,521
        3,000,000       City of Los Angeles Department of Water and Power, Electric Plant
                        Refunding Revenue Bonds, Second Issue of 1993, 4.80%, 11-15-2004               Aa3          3,071,310
        2,200,000       The Water Works and Sewer Board, Birmingham, Alabama Water and
                        Sewer Revenue Bonds, Series 1994, 4.75%, 1-1-2005                              Aa           2,231,680
        1,500,000       Omaha, Nebraska Public Power District Electric System Rev. Bonds, 1993,
                        Series B, 5.10%, 2-1-2005                                                      Aa2          1,557,405
        1,325,000       Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                        Series 1995B, 5.00%, 6-1-2007                                                  Aa2          1,365,452

                                      10

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                              NOVEMBER 30, 1997
                                                                                                     RATING
PRINCIPAL                                                                                           (MOODY'S
AMOUNT                  ISSUER                                                                      OR S & P)      VALUE

                        MUNICIPAL REVENUE (Continued)

     $  2,830,000       Sacramento County, California Sanitary District Financing Authority
                        Revenue Bonds, 1995, 5.00%, 12-1-2007                                          Aa3     $    2,922,286
        4,500,000       Nashville and Davidson County, Tennessee Water & Sewer Revenue
                        Refunding Bonds, Series 1996, 5.25%, 1-1-2008                                  Aaa          4,711,680
        1,665,000       Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                        Series 1995B, 5.10%, 6-1-2008                                                  Aa2          1,714,068
        1,500,000       Sacramento County, California Sanitary District Financing Authority
                        Revenue Bonds, 1995, 5.00%, 12-1-2008                                          Aa3          1,534,395
        4,000,000       City of Portland, Oregon, Sewer System Revenue Refunding Bonds,
                        1997 Series A, 5.00%, 6-1-2011                                                 Aaa          4,012,000
        1,840,000       City of Dallas, Texas Waterworks and Sewer System Revenue Bonds, Series
                        1994A, 6.375%, 10-1-2012                                                       Aa2          1,972,958
                                                                                                               --------------
                                                                                                                   64,694,274

                        INDUSTRIAL REVENUE - UTILITIES (0.9%):

        3,000,000       Becker, Minnesota Pollution Control Rev. Refunding Bonds, Ser 1989A,
                        6.80%, 4-1-2007 (Northern States Power Co. - Sherburne Cnty. Gen. Sta. Units
                        1 & 2 Proj.)                                                                   A2           3,155,730
                                                                                                               --------------

                          Total long-term municipal bonds (cost: $308,098,819)                                    324,439,303

                        SHORT-TERM INVESTMENTS (2.8%):

        6,000,000       U.S. Treasury bills, 4.92% to 5.19% effective yield, due December, 1997 to
                        February, 1998                                                                              5,963,320
        3,300,000       General Motors Acceptance Corp., 5.60%, due December, 1997                                  3,301,027
                                                                                                               --------------
                        Total short-term investments (cost: $9,263,335)                                             9,264,347
                                                                                                               --------------

                        TOTAL INVESTMENTS (99.2%) (cost: $317,362,154)                                            333,703,650
                        CASH AND OTHER ASSETS, LESS LIABILITIES (0.8%)                                              2,658,979
                                                                                                               --------------
                        NET ASSETS (100.0%)                                                                    $  336,362,629
                                                                                                               ==============

Note:     (a) At November 30, 1997, net unrealized appreciation of $16,341,496 consisted entirely of gross unrealized appreciation based on cost of $317,362,154 for federal income tax purposes.

          (b) Ratings are unaudited. NR denotes no rating available.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1997

                                    ASSETS
Investments, at value (cost $317,362,154)                                       $ 333,703,650
Cash                                                                                  338,833
Receivable for:
        Interest                                              $   5,508,590
        Shares of the Fund sold                                      70,608
        Sundry                                                        5,316         5,584,514
                                                              -------------
Prepaid expenses                                                                       15,773
                                                                                -------------
                Total assets                                                      339,642,770

                          LIABILITIES AND NET ASSETS

Payable for:
        Dividends to shareowners                                  2,778,489
        Shares of the Fund redeemed                                 384,783
        Other accounts payable (including $106,948 to Manager)      116,869
                                                              -------------
                Total liabilities                                                   3,280,141
                                                                                -------------

Net assets applicable to 39,893,402 shares outstanding
        of $1.00 par value common stock (100,000,000
        shares authorized)                                                      $ 336,362,629
                                                                                =============

Net asset value, offering price and redemption
        price per share                                                         $       8.43
                                                                                =============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares
        over amounts paid on redemptions of shares
        on account of capital                                                   $ 320,021,133
Net unrealized appreciation of investments                                         16,341,496
                                                                                -------------
Net assets applicable to shares outstanding                                     $ 336,362,629
                                                                                =============



                See accompanying notes to financial statements

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           STATEMENTS OF OPERATIONS

                                                        Year ended November 30,
                                                          1997           1996

INVESTMENT INCOME:
        Tax-exempt interest                          $ 18,341,212    17,621,142
        Taxable interest                                  450,856       735,320
                                                     --------------------------
Total investment income                                18,792,068    18,356,462

EXPENSES:
        Investment advisory and management fees           400,859       385,258
        Audit fees                                         22,724        21,106
        Legal fees                                          1,984         3,006
        Fidelity bond expense                               4,158         4,433
        Directors' fees                                     3,300         3,000
        Reports to shareowners                              3,204         5,141
        Securities evaluation fees                         18,314        19,874
        Franchise taxes                                    17,859        16,602
        Custodian fees                                     13,387        24,936
        Other                                              17,873        18,775
                                                     --------------------------
                Total expenses                            503,662       502,131
                Less: Custodian fees paid indirectly            -        18,709
                                                     --------------------------
                Net expenses                              503,662       483,422
                                                     --------------------------
Net investment income                                  18,288,406    17,873,040

REALIZED AND UNREALIZED GAIN
        ON INVESTMENTS:
        Net realized gain on sales of investments               -       121,825
        Change in net unrealized appreciation            (222,358)   (1,805,995)
                                                     --------------------------

Net realized and unrealized gain on investments          (222,358)   (1,684,170)
                                                     --------------------------

Net change in net assets resulting from operations   $ 18,066,048    16,188,870
                                                     ==========================




                See accompanying notes to financial statements

                     STATE FARM MUNICIPAL BOND FUND, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED NOVEMBER 30,
                                                          1997          1996

From operations:
        Net investment income                        $ 18,288,406    17,873,040
        Net realized gain on sales of investments               -       121,825
        Change in net unrealized appreciation            (222,358)   (1,805,995)
                                                     --------------------------

Net change in net assets resulting from operations     18,066,048    16,188,870

Dividends to shareowners from:
        Net investment income (per share $.47
           in 1997, and $.48 in 1996)                 (18,288,406)  (17,873,040)
        Net realized gain (per share $.003 in 1997
           and $.006 in 1996)                            (121,825)     (214,926)
                                                     --------------------------
Total distributions to shareowners                    (18,410,231)  (18,087,966)

From Fund share transactions:
        Proceeds from shares sold                      27,490,904    27,900,088
        Reinvestment of ordinary income dividends
                and capital gain distributions         14,256,886    13,618,482
                                                     --------------------------
                                                       41,747,790    41,518,570
        Less payments for shares redeemed              26,190,599    25,886,170
                                                     --------------------------
Net increase in net assets from Fund
        share transactions                             15,557,191    15,632,400
                                                     --------------------------
Total increase in net assets                           15,213,008    13,733,304
                                                     --------------------------
Net assets:
        Beginning of year                             321,149,621   307,416,317
                                                     --------------------------
        End of year                                  $336,362,629   321,149,621
                                                     ==========================





                See accompanying notes to financial statements

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS

1.      OBJECTIVE
        The investment objective of the State Farm Municipal Bond Fund, Inc. (the Fund) is to provide its shareowners with as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of long-term Municipal Bonds, including industrial revenue bonds.

2.      SIGNIFICANT ACCOUNTING POLICIES
        SECURITIES VALUATION -
        Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

        SECURITY TRANSACTIONS AND INTEREST INCOME -
        Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis; premiums and original issue discounts on tax-exempt securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

        SECURITIES PURCHASED ON A `WHEN-ISSUED' BASIS -
        The Fund may purchase municipal bonds on a `when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled.

        FUND SHARE VALUATION, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS - Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined as of 1:00 p.m. Bloomington, Illinois time on each business day other than weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend equal to its net investment income, and distributions of such amounts are made at the end of each calendar quarter. Net realized gain on sales of investments, if any, are distributed annually after the close of the Fund's fiscal year. Distributions of net realized gains payable to its shareowners are recorded by the Fund on the ex-dividend date.

        FEDERAL INCOME TAXES -
        It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

        CUSTODIAN FEES - For the period ended November 30, 1997, the Fund no longer receives fee reductions for balances maintained with the custodian, as interest on cash balances ($12,539) is reflected as income rather than an offset to custodian fees. Custodian fees for the year ended November 30, 1996 were reduced based on the Fund's cash balances maintained with the custodian.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS

3.      TRANSACTIONS WITH AFFILIATES

        The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $50 million of average net assets, .15% of the next $50 million of average net assets and .10% of average net assets in excess of $100 million. The Manager guarantees that all operating expenses of the Fund, including compensation of the Manager but excluding franchise taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.

        Under the terms of this agreement, the Fund incurred fees of $400,859 for 1997 and $385,258 for 1996. The Fund pays no fees for transfer agent services provided by the Manager. The Fund does not pay any discount, commission or other compensation for underwriting services provided by the Manager.

        Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the two years ended November 30, 1997, except for directors' fees of $3,300 for 1997 and $3,000 for 1996 paid to the Fund's independent directors.

4.      INVESTMENT TRANSACTIONS

        Investment transactions (exclusive of short-term investments) for each of the two years ended November 30 were as follows:

                                                 1997            1996

        Purchases                           $ 28,925,145      30,463,407
        Proceeds from sales and maturities    17,572,918      17,540,000
                                            ============================
5.      FUND SHARE TRANSACTIONS

        Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                     YEAR ENDED NOVEMBER 30,
                                                       1997          1996

Shares sold                                         3,283,948     3,324,581
Shares issued in reinvestment of ordinary
 income dividends and capital gain distributions    1,706,790     1,626,301
                                                   ------------------------
                                                    4,990,738     4,950,882
Less shares redeemed                                3,132,346     3,088,643
                                                   ------------------------
Net increase in shares outstanding                  1,858,392     1,862,239
                                                   ========================

                     STATE FARM MUNICIPAL BOND FUND, INC.
                             FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED NOVEMBER 30,
                                       1997    1996   1995     1994   1993   1992   1991   1990   1989   1988
Net asset value, beginning of
  period                              $ 8.44   8.50   7.88     8.59   8.34   8.15   7.98   7.96   7.76   7.58
   Income from Investment
   ----------------------
     Operations
     ----------
     Net investment Income               .47    .48    .48      .48    .50    .53    .54    .58    .58    .57
     Net gain or losses on
      securities (both realized
      and unrealized)                   (.01)  (.06)   .62     (.69)   .25    .19    .17    .02    .20    .18
                                      -----------------------------------------------------------------------
   Total from investment
     operations                          .46    .42   1.10     (.21)   .75    .72    .71    .60    .78    .75
   Less Distributions
   ------------------
     Net investment income              (.47)  (.48)  (.48)    (.48)  (.50)  (.53)  (.54)  (.58)  (.58)  (.57)
     Capital gain (a)                      -      -      -     (.02)     -      -      -      -      -      -
                                      -----------------------------------------------------------------------
   Total distributions                  (.47)  (.48)  (.48)    (.50)  (.50)  (.53)  (.54)  (.58)  (.58)  (.57)

Net asset value, end of period        $ 8.43   8.44   8.50     7.88   8.59   8.34   8.15   7.98   7.96   7.76
                                      =======================================================================

Total Return                            5.68%  5.21% 14.25%   (2.55)% 9.17%  9.05%  9.17%  7.78% 10.44% 10.14%
------------
Ratios/Supplemental Data
------------------------
Net assets, end of year
   (millions)                         $336.4  321.1  307.4    269.9  276.4  211.3  167.2  132.8  110.0   85.2
Ratio of expenses to
   average net assets                    .15%   .16%   .17%(b)  .16%   .18%   .19%   .21%   .23%   .25%   .29%
Ratio of net investment
   income to average
   net assets                           5.61%  5.76%  5.80%    5.80%  5.84%  6.36%  6.75%  7.30%  7.42%  7.36%
Portfolio turnover rate                    6%     6%     7%       8%     5%     4%     2%     8%     7%     2%
Number of shares
   outstanding at end
   of year (millions)                   39.9   38.0   36.2     34.3   32.2   25.3   20.5   16.6   13.8   11.0


Notes: (a)  Distributions representing less than $.01 were made in 1997, 1996,
            1993 and 1992.
       (b) The ratio based on net custodian expenses would have been .16% in 1995.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                               TAX INFORMATION

        The Fund paid ordinary income dividends in March, June, September and December 1997. Of those dividends, 98% in March, 98% in June, 97% in September and 98% in December are designated as exempt-interest dividends. The taxable portion of the dividends paid to you will be included on the Form 1099-DIV to be sent in January 1998.

        Since the Fund's investment income was derived from interest, none of the taxable portion of the Fund's distributions are eligible for the dividend received deduction for corporations.

NOTE: The taxable portion of the dividends distribution must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with provisions of the Internal Revenue Code. The tax- exempt status of dividends derived from interest on municipal bonds for federal income tax purposes does not necessarily result in exemption from any state or local income taxes or other taxes.

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                                      18

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                                      19

                                       ANNUAL
                                       REPORT


                                       November 30, 1997

                                       STATE
                                       FARM
                                       MUNICIPAL
                                       BOND
                                       FUND, INC.

                                       ONE STATE FARM PLAZA
                                       BLOOMINGTON, ILLINOIS 61710

                                       Telephone (309) 766-2029
                                                 (800) 447-0740